CAPITAL STOCK (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 24, 2021	Jun. 02, 2021	Mar. 31, 2022	Sep. 30, 2021	Nov. 12, 2020	Sep. 30, 2020
Common stock shares, authorized			500,000,000	500,000,000		500,000,000
Capital stock reserved for issuance				$ 323,583
Common stock shares, Par value			$ 0.001	$ 0.001		$ 0.001
Common stock shares, issued			376,815,718	296,236,627		289,147,675
Common stock issued			4,000,000
Capital stock to be issued			$ 54,750		$ 432,000
Preferred stock shared authorized			100,000,000	100,000,000		100,000,000
Reduction in capital stock to be issued			$ 268,833
Preferred stock, par value			$ 0.001	$ 0.001		$ 0.001
Common shares issued for services, value			$ 981,175
Common shares issued for services			6,750,000	16,750,000
Shares issued for payment of accounts payable			909,091
Capital stock reserved for issuance				1,347,894	17,280,000
Series F Preferred Shares [Member]
Preferred stock, par value			$ 0.05
Preferred stock issued			59,270,000
Preferred stock shares outstanding			0
Common stock issued upon conversion	59,270,000		59,270,000
Number of shares converted			59,270,000
Proceeds from issuance of preferred stock			$ 2,963,750
Series E Preferred Shares [Member]
Preferred stock shares outstanding			0
Common stock issued upon conversion			13,650,000
Number of shares converted		13,650,000	13,650,000
Series D Preferred Shares [Member]
Capital stock reserved for issuance			1,347,894
Preferred stock issued			50,000	50,000
Preferred stock shares outstanding			50,000	50,000